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                                                                    EXHIBIT 99.1

                                    EXHIBIT C

                          MONTHLY REPORT TO NOTEHOLDERS

                 FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-1
                          MONTH ENDING: APRIL 30, 2009

     The undersigned, a duly authorized representative of First National Bank of Omaha ("FNBO"), as Servicer pursuant to the Transfer and Servicing Agreement, dated as of October 24, 2002 (as amended, the "Transfer and Servicing Agreement") by and between FNBO, as Servicer, First National Funding LLC, as Transferor, and First National Master Note Trust, as Issuer, does hereby certify as follows:

(a) The rights of the Issuer under the Transfer and Servicing Agreement have been assigned to the Bank of New York, as Indenture Trustee, under the Master Indenture, dated as of October 24, 2002 (the "Indenture"), by and between Issuer and the Indenture Trustee, and acknowledged by Transferor and Servicer, as supplemented by the Series 2007-1 Indenture Supplement, dated as of April 24, 2007, by and between Issuer and Indenture Trustee, and acknowledged by Transferor and Servicer (the "Supplement"). Capitalized terms used in this Certificate have their respective meanings set forth in the Supplement. References herein to certain sections and subsections are references to the respective sections and subsections of the Transfer and Servicing Agreement. This report is delivered pursuant to Section 5.03(a) of the Supplement.

(b) FNBO is the Servicer under the Transferor and Servicing Agreement and the Pooling and Servicing Agreement.

(c)  The undersigned is a Servicing Officer.

(d)  With respect to this Certificate:

The Monthly Period is:                   April 30, 2009
The Determination Date is:                 May 11, 2009
The Record Date is:                      April 30, 2009
The Transfer Date is:                      May 12, 2009
The Distribution Date is:                  May 15, 2009
The Controlled Accumulation Date is:   November 1, 2009
The Interest Period begins:              April 15, 2009
The Interest Period ends:                  May 14, 2009
Number of days in Interest Period:                   30

(e) To the knowledge of the undersigned, there are no Liens on any Receivable in the Trust except as described below:

                                      None

(f) To the knowledge of the undersigned, no Series 2007-1 Pay Out Event and no Trust Pay Out Event has occurred except as described below:

                                      None

(g) As of the date hereof the Available Spread Account Amount equals the Required Spread Account Amount and, if the Reserve Account Funding Date has occurred, the Available Reserve Account Amount equals the Required Reserve Account Amount.

A.   INFORMATION REGARDING THE PERFORMANCE OF THE RECEIVABLES

     1.   Number of Accounts at Beginning of Monthly Period                       2,880,556
          Number of Accounts at End of Monthly Period                             2,879,740
          Average Account Balance at End of Monthly Period                           887.39

     2.   Principal Receivables

          (a)  Beginning of the Monthly Period                            $2,595,690,576.65
          (b)  End of the Monthly Period                                  $2,523,132,783.86
          (c)  Average Principal Receivables                              $2,562,576,504.53

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
     3.   Increase in Principal Receivables from Account Additions                       --
          Increase in Finance Charge Receivables from Account Additions                  --
          Increase in Total Receivables from Account Additions                           --

     4.   Decrease in Principal Receivables from Removed Accounts                        --
          Decrease in Finance Charge Receivables from Removed Accounts                   --
          Decrease in Total Receivables from Removed Accounts                            --

     5.   Delinquent Balances

               Delinquency        Aggregate Account     Percentage of
                 Category              Balance        Total Receivables
          ---------------------   -----------------   -----------------
          (a)  30 to 59 days       $ 32,325,636.58           1.26%
          (b)  60 to 89 days       $ 27,717,645.99           1.08%
          (c)  90 to 119 days      $ 23,804,074.06           0.93%
          (d)  120 to 149 days     $ 22,567,214.40           0.88%
          (e)  150 or more days    $ 18,424,885.50           0.72%
                  Total:           $124,839,456.53           4.89%

     6.   Aggregate amount of Collections

          (a)  Total Collections                                          $  357,448,089.53
          (b)  Total Principal Collections                                $  329,562,314.78
          (c)  Total Finance Charge Collections                           $   27,885,774.75
          (d)  Aggregate Allocation Percentages for Outstanding Series                92.46%
          (e)  Aggregate Allocation Percentage of Principal Collections               92.46%
          (f)  Aggregate Allocation Percentage of Finance Charge
               Collections                                                            92.46%

     7.   Aggregate amount of Principal Receivables in Accounts which
          became Defaulted Accounts during the Monthly Period             $   18,774,925.48

     8.   Servicer Interchange amount                                     $      625,000.00

     9. The aggregate amount of Finance Charge Collections for the Receivables Trust for the Monthly Period

          (a)  Interchange                                                $    5,232,819.63
          (b)  Recoveries                                                 $    1,684,915.07
          (c)  Finance Charges and Fees                                   $   27,885,774.75
          (d)  Discount Receivables                                       $              --
                                                                          -----------------
                  Total                                                   $   34,803,509.45

     10.  Aggregate Uncovered Dilution Amount for the Monthly Period      $              --

     11.  End of Monthly Period Trust Receivables                         $2,555,448,847.59

B.   OUTSTANDING SECURITIES INFORMATION (TRUST LEVEL)

     1. Outstanding principal balance of all securities secured by pool assets (sum of all Series)

          (a)  At end of prior Distribution Date                          $2,400,000,000.00
          (b)  Increase due to new securities issued                      $              --
          (c)  Decrease due to principal payments                         $              --
          (d)  Increases in variable securities                           $              --
          (e)  Decreases in variable securities                           $              --
          (f)  At end of Distribution Date                                $2,400,000,000.00

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
C.   INFORMATION REGARDING THE SERIES 2007-1 NOTES

     1.   Collateral Amount at the close of business on the prior
          Distribution Date                                               $  500,000,000.00

          (a)  Reductions due to Investor Charge-Offs (including
               Uncovered Dilution Amounts) made on the Distribution
               Date                                                       $              --
          (b)  Reimbursements to be made on the related Distribution
               Date from Available Finance Charge Collections             $              --
          (c)  Collateral Amount at the close of business on the
               Distribution Date                                          $  500,000,000.00

     2.   Note Principal Balance at the close of business on the prior
          Distribution Date

          (a)  Class A Note Principal Balance                             $  411,250,000.00
          (b)  Class B Note Principal Balance                             $   40,000,000.00
          (c)  Class C Note Principal Balance                             $   48,750,000.00
                                                                          -----------------
                  Total Note Principal Balance                            $  500,000,000.00

     3.   Series Allocation Percentages for the Monthly Period

          (a)  Principal Collections                                                  19.26%
          (b)  Finance Charge Collections                                             19.26%
          (c)  Default Amounts                                                        19.26%

     4.   Investor Principal Collections processed during the Monthly
          Period and allocated to the Series                              $   63,473,701.83

     5.   Excess Principal Collections available from other Group I
          Series allocated to the Series                                  $              --

     6.   Aggregate amounts treated as Available Principal Collections
          pursuant to subsections 4.04(a)(v) and (vi) of the Supplement   $    3,616,050.65

     7.   Reallocated Principal Collections (up to the Monthly
          Principal Reallocation Amount) applied pursuant to Section
          4.06 of the Supplement                                          $              --

     8.   AVAILABLE PRINCIPAL COLLECTIONS (4+5+6-7)                       $   67,089,752.48

     9.   Principal Accumulation Investment Earnings                      $              --

     10.  Investor Finance Charge Collections (including Interchange
          and Recoveries) processed during the Monthly Period             $    6,703,155.92

     11.  Excess Finance Charge Collections from Group I allocated to
          the Series                                                      $              --

     12.  Reserve Account withdrawals pursuant to Section 4.10(b) or
          (d) of the related Indenture Supplement                         $              --

     13.  Excess amounts from Spread Account to be treated as Available
          Finance Charge Collections pursuant to Section 4.11(g) of the
          Supplement                                                      $        1,690.97

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
     14.  AVAILABLE FINANCE CHARGE COLLECTIONS (9+10+11+12+13)            $    6,704,846.89

     15. Available Finance Charge Collections were allocated in the following priority:

          (a)  Class A Noteholders,
               Class A Monthly Interest                                   $      168,355.47
               Class A Interest Shortfall                                 $              --
               Class A Default Amount                                     $              --
               Class A Default Amount previously due but not
               distributed                                                $              --
               Total                                                      $      168,355.47

          (b)  Class B Noteholders,

               Class B Monthly Interest                                   $       21,708.33
               Class B Interest Shortfall                                 $              --
               Class B Default Amount                                     $              --
               Class B Default Amount previously due but not
               distributed                                                $              --
               Total                                                      $       21,708.33

          (c)  to Servicer, the Noteholder Servicing Fee
               (after adjustment for Servicer Interchange shortfall, if
               any)                                                       $      833,333.33

          (d)  Class C Noteholders,

               Class C Monthly Interest                                   $       36,613.28
               Class C Interest Shortfall                                 $              --
               Class C Default Amount                                     $              --
               Class C Default Amount previously due but not
                  distributed                                             $              --
               Total                                                      $       36,613.28

          (e)  Investor Default Amount and Uncovered Dilution Amount
               were included in Available Principal Collections           $    3,616,050.65

          (f)  Investor Charge-Offs and Reallocated Principal
               Collections not previously reimbursed were included in
               Available Principal Collections                            $              --

          (g)  to Reserve Account, excess of Required Reserve Account
               Amount over the Available Reserve Account Amount           $              --

          (h)  to Spread Account, excess of Required Spread Account
               Amount over the Available Spread Account Amount            $              --

          (i)  balance constitutes Excess Finance Charge Collections      $    2,028,785.83

     16. Available Principal Charge Collections were allocated in the following priority:

          (a)  during Revolving Period, treated as Excess Principal
               Collections                                                $   67,089,752.48

          (b)  with respect to Accumulation Period,

               (i)  Monthly Principal deposited to Principal
                    Accumulation Account                                  $              --

               (ii) balance treated as Excess Principal Collections       $              --

          (c)  with respect to Rapid Amortization Period,

               (i)   Monthly Principal to Class A Noteholders up to
                     Class A Note Principal Balance                       $              --
               (ii)  Monthly Principal to Class B Noteholders up to
                     Class B Note Principal Balance                       $              --
               (iii) Monthly Principal to Class C Noteholders up to
                     Class C Note Principal Balance                       $              --
               (iv)  balance treated as Excess Principal Collections      $              --

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
     17. Excess funds were allocated in the following order of priority:

          (a)  Excess Finance Charge Collections,

               (i)   to other Excess Allocation Series in Group One,
                     for finance charge shortfalls                        $              --
               (ii)  to the Successor Servicer, for any unpaid excess
                     servicing fees
                        For this Series                                   $              --
                        For other Series                                  $              --
               (iii) the balance to Holder of the Transferor Interest     $    2,028,785.83

          (b)  Excess Principal Collections,

               (i)   to other Excess Allocation Series in Group One,
                     for principal shortfalls                             $              --
               (ii)  applied as principal for variable funding
                     Certificates or Notes in Group One                   $              --
               (iii) the balance to Holder of the Transferor Interest     $   67,089,752.48

     18.  Principal Receivables in Accounts which became Defaulted
          Accounts during the Monthly Period which were allocated to the Series

          (a)  Default Amount                                             $   18,774,925.48
          (b)  Allocation Percentage (B.3.(c) above)                                  19.26%
                                                                          -----------------
          (c)  Total Investor Default Amount (axb)                        $    3,616,050.65

     19. Uncovered Dilution Amount allocated to the Series for the Monthly Period

          (a)  Dilutions not covered by Transferor                        $              --
          (b)  Allocation Percentage                                                  19.26%
                                                                          -----------------
          (c)  Total Uncovered Dilution Amount (axb)                      $              --

     20.  Investor Charge-Offs (including any Uncovered Dilution
          Amount not covered by the Transferor) for the Monthly Period    $              --

     21.  Ratings of the Class A Notes

          Moody's                                                                       Aaa
          S&P                                                                           AAA
          Fitch                                                                         N/A

     22.  Ratings of the Class B Notes

          Moody's                                                                        A2
          S&P                                                                             A
          Fitch                                                                         N/A

     23.  Ratings of the Class C Notes

          Moody's                                                                      Baa2
          S&P                                                                           BBB
          Fitch                                                                         N/A

     24.  Note Interest Rate for the Monthly Period

          (a)  Class A Note Interest Rate                                           0.49807%
          (b)  Class B Note Interest Rate                                           0.66030%
          (c)  Class C Note Interest Rate                                           0.91377%

     25. Ending Note Principal Balance on the Distribution Date, after taking into account distributions on the Notes:

          (a)  Class A Note Principal Balance                             $  411,250,000.00
          (b)  Class B Note Principal Balance                             $   40,000,000.00
          (c)  Class C Note Principal Balance                             $   48,750,000.00
                                                                          -----------------
          Total Note Principal Balance                                    $  500,000,000.00

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
D.   QUARTERLY NET YIELD

                                                           4/30/2009        3/31/2009        2/28/2009
                                                        Monthly Period   Monthly Period   Monthly Period
                                                        --------------   --------------   --------------
     Yield                                                   16.31%           17.64%           17.02%
     Less Investor Default Amt (18c)                          8.80%            7.52%            7.51%
     Less Uncovered Dilution Amt (19c)                        0.00%            0.00%            0.00%
        (a) Portfolio Yield                                   7.51%           10.12%            9.51%
     Monthly Interest                                         0.55%            0.64%            0.54%
     Plus Noteholder Servicing Fee                            2.00%            2.00%            2.00%
        (b) Base Rate                                         2.55%            2.64%            2.54%
        (a)-(b) = Net Yield Percentage                        4.96%            7.49%            6.97%
        Quarterly Net Yield for the Distribution Date         6.47%

E.   INFORMATION REGARDING THE PRINCIPAL ACCUMULATION ACCOUNT

     1.   Opening Principal Accumulation Account Balance on the
          Distribution Date for the Monthly Period                        $              --

     2.   Controlled Deposit Amount to be deposited to the Principal
          Accumulation Account on the Distribution Date for the Monthly
          Period                                                          $              --
          (a)  Controlled Accumulation Amount                             $              --
          (b)  Accumulation Shortfall                                     $              --
          (c)  Controlled Deposit Amount (a+b)                            $              --

     3. Amounts withdrawn from the Principal Accumulation Account for distribution to Noteholders on the related Distribution Date

          (a)  Distribution in reduction of the Class A Notes             $              --
          (b)  Distribution in reduction of the Class B Notes             $              --
          (c)  Distribution in reduction of the Class C Notes             $              --

     4.   Principal Accumulation Account ending balance after deposit
          or withdrawal on the Distribution Date                          $              --

F.   INFORMATION REGARDING THE SPREAD ACCOUNT

     1.   Opening Available Spread Account Amount on the Distribution
          Date for the Monthly Period                                     $    5,000,000.00

     2.   Aggregate amount required to be withdrawn pursuant to Section
          4.11(c) of the Supplement for distribution to Class C
          Noteholders pursuant to Section 4.04 (a)(iv)                    $              --

     3.   Aggregate amount required to be withdrawn pursuant to Section
          4.11(d) or 4.11(e) for distribution in reduction of the Class
          C Note Principal Balance                                        $              --

     4.   Spread Account Percentage for the Distribution Date for the
          Monthly Period                                                               1.00%

     5.   Closing Required Spread Account Amount for the Distribution
          Date for the Monthly Period                                     $    5,000,000.00

     6.   Amount on deposit in Spread Account after required
          withdrawals on the Distribution Date for the Monthly
          Period (1-(2+3))                                                $    5,000,000.00

     7.   Spread Account Deficiency, if any (5 MINUS 6)                   $              --

     8.   Amounts deposited pursuant to Section 4.04(a)(viii) or 4.10(e)  $              --

     9.   Remaining Spread Account Deficiency, if any (7 minus 8)         $              --

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
     10.  Spread Account Surplus, if any (6 minus 5), included in
          Available Finance Charge Collections                            $              --

G.   INFORMATION REGARDING THE RESERVE ACCOUNT

     1.   Reserve Account Funding Date                                   September 15, 2009

     2.   Opening Available Reserve Account Amount on the Distribution
          Date for the Monthly Period                                     $              --

     3.   Aggregate amount required to be withdrawn pursuant to Section
          4.10(d) for inclusion in Available Finance Charge
          Collections:

          (a)  Covered Amount                                             $              --
          (b)  Principal Accumulation Investment Earnings                 $              --
          (c)  Reserve Draw Amount (a MINUS b)                            $              --

     4.   Required Reserve Account Amount                                 $              --

     5.   Reserve Account Surplus (4-(2-3))                               $              --

H.   INFORMATION REGARDING ACCUMULATION PERIOD

     1.   Accumulation Period Length (months)                                             5

     2.   Controlled Accumulation Amount (as recalculated, if
          Accumulation Period Length is shortened pursuant to Section
          4.13)                                                           $              --

     IN WITNESS THEREOF, the undersigned has duly executed and delivered this Certificate the 11th day of May, 2009.

                                        FIRST NATIONAL BANK OF OMAHA,
                                        Servicer


                                        By:
                                            ------------------------------------
                                        Name: Karlyn M. Knieriem
                                        Title: Vice President